Investments (Details 11) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other details of unrealized loss
Unrealized losses related to securities with unrealized loss position less than 20% of cost or amortized cost	$ 634
Unrealized losses related to securities with unrealized loss position greater than 20% of cost or amortized cost	1,250
Limited partnership impairment
Limited partnership interests	4,697	3,816
Write-downs of limited partnership	563	937	2,376
Fixed income securities
Limited partnership impairment
Write-downs of limited partnership	361	760	1,661
Investment grade fixed income securities
Other details of unrealized loss
Unrealized losses related to securities with unrealized loss position less than 20% of cost or amortized cost	363
Unrealized losses related to securities with unrealized loss position greater than 20% of cost or amortized cost	482
Below investment grade fixed income securities
Other details of unrealized loss
Unrealized losses related to securities with unrealized loss position greater than 20% of cost or amortized cost	693
Unrealized losses related to securities with unrealized loss position greater than 20% of cost or amortized cost, unrealized loss position of 12 or more consecutive months	486
Equity securities
Other details of unrealized loss
Unrealized losses related to securities with unrealized loss position greater than 20% of cost or amortized cost, unrealized loss position of 12 or more consecutive months	70
Limited partnership impairment
Write-downs of limited partnership	139	57	264
Equity-method limited partnership interests
Limited partnership impairment
Limited partnership interests	3,130	2,470
Write-downs of limited partnership	2	1	11
Cost-method limited partnership interests
Limited partnership impairment
Limited partnership interests	1,570	1,350
Write-downs of limited partnership	$ 4	$ 45	$ 297